Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 15, 2014
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2014
Prospectus Date	rr_ProspectusDate	Dec. 15, 2014
Anchor Tactical Municipal Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - Anchor Tactical Municipal Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, which is comprised of interest that is exempt from federal income taxes and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective under normal market conditions by allocating assets among proprietary technically-based trend following strategies. The Fund primarily takes long and short positions with respect to securities that are highly correlated to the municipal bond market based on long, intermediate, and short term trends. Such securities primarily will include exchange-traded funds (“ETFs”), closed-end funds and mutual funds (collectively, “Underlying Funds”) that invest in different segments of the municipal bond market including high yield or junk bonds. The Fund’s investment adviser delegates execution of the Fund’s investment strategy to Anchor Capital Management Group, Inc. (“Anchor” or the “Sub-Adviser”).

The Sub-Adviser utilizes a multi-strategy approach in managing the Fund:

• Long-Term Allocations: The Sub-Adviser invests the Fund’s assets in long-term and intermediate-term Underlying Funds to generate income and exposure to different asset classes.

• Intermediate Term Allocations: The Sub-Adviser seeks to take advantage of intermediate trends in high yield Underlying Funds to generate income and capital gains during rising price trends, and rotating to short duration Underlying Funds during falling price trends.

• Interest Rate Management and Hedging: The Sub-Adviser seeks to take advantage of short-to-intermediate trends in long-term government bond prices and interest rates by purchasing securities indexed to long-term bonds during rising price trends, and selling short during periods of declining prices. Pursuing this strategy allows exposure to long-term interest rates with the opportunity for enhanced returns during rising markets along with the opportunity to hedge against failing bond prices when interest rates rise.

The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds.

Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Debt Securities Risk: The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. The Fund may invest in debt securities, principally below investment grade securities, but also including investment grade securities and other debt obligations. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities may be particularly volatile.

Hedging Risk: Although the Sub-Adviser’s strategy seeks to hedge against falling bond prices when interest rates rise by selling short, there is no assurance that its strategy will be successful.

High Yield or Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Interest Rate Risk: Fixed income securities will decline in value because of changes in interest rates. The Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than the Fund with a shorter average portfolio duration.

Management Risk: Anchor may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Model Risk: The models used by the Fund to determine or guide investment decisions may not achieve the objectives of the Fund. Additionally, the portfolio managers of the Fund are able to adjust the models or, under certain adverse conditions, to deviate from the models employed by the Fund. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the portfolio manager had not adjusted or deviated from the models.

Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. Changes in the financial condition of one or more municipal issuers may affect the overall municipal securities market. High yield municipal securities (commonly known as “junk bonds”) are more likely to default than higher rated securities. High yield municipal securities are regarded as speculative with respect to the municipality’s capacity to pay interest and to repay principal.

No History of Operations. The Fund is a new mutual fund and does not have a history of operations for investors to evaluate.

Non-Diversification Risk: An investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk: The Fund’s high portfolio turnover may increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Securities Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Short Sales Risk: The Fund may suffer a loss due to any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Underlying Funds Risk: Underlying Funds are subject to investment advisory fees and other expenses, which will be paid by the Fund. As a result your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in bonds. Each Underlying Fund is subject to specific risks, depending on its investments. ETF and closed-end fund shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs and closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	An investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance will be available at no cost by calling 1-855-282-1100.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-282-1100
Anchor Tactical Municipal Fund | Anchor Tactical Municipal Fund Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ATMBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	292
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,225

[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 2.25% of the Fund's average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.